Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Investments held in trust		$ 109,141,622
Offering costs	$ 391,459	391,459
Underwriter discount	1,337,500	1,337,500
Deferred fee	3,745,000	3,745,000
Fair value of underwriter shares	1,632,750	1,632,750
Other expenses	2,188,378	2,188,378
Common stock subject to possible redemption		109,140,000
Federal depository insurance coverage	250,000	250,000
Investments held in trust	109,303,241	109,141,622
Deferred fee	3,745,000
Common stock subject to possible redemption	109,140,000	$ 109,140,000
Fair value excess amount	190,301
Unrealized gain	$ 56,663